Note 5 - Fixed Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Note 5 - Fixed Assets

Fixed assets consist of the following:

	September 30,	December 31
	2012	2011
Computers and office equipment	$15,627	$24,449
Website development costs	99,880	99,880
Total Fixed Assets	115,507	124,329
Less accumulated depreciation	(24,067)	(10,768)
	$91,440	$113,561

During the nine months ended September 30, 2012, we realized a gain on the sale of assets in the amount of $5,250 from total proceeds received of $10,162 received amongst two individuals for the sale of fixed assets with a combined carrying value of $4,912.

Depreciation expense totaled $17,209 and $2,420 for the periods ended September 30, 2012 and 2011, respectively.

Note 7 - Property and Equipment

Property and equipment consist of the following:

	December 31,
	2011	2010

Computers and office equipment	$24,449	$2,506
Website development costs	99,880	-
Less accumulated depreciation	(10,768)	(2,043)
	$113,561	$463

Depreciation expense totaled $8,725 and $610 for the years ended December 31, 2011 and 2010, respectively.